Employee Benefits - Additional information (Details) - employee	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number and average number of employees
Number of employees	146.8	137.5	106.2
Number of employees Belgium	47.9	55.9
Number of employees Israel	46.4	44.6
Number of employees Australia	4.0	6.0
Number of employees USA	35.0	31.0
Number of employees Germany	13.5	0.0